SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

19. SEGMENT REPORTING

The Company separated the solar power project segment into three reportable segments, including solar power project development, EPC services and electricity generation Ancillary revenues and expenses and other unallocated costs and expenses are recorded in other.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net revenue and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company’s chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented.

The following table summarizes the Company’s revenues generated from each segment:

	Year ended December 31, 2020
	Solar power project	Electricity	EPC
	development	generation	services	Other	Total
Net revenue	$49,160,215	$23,547,162	$—	$795,506	$73,502,883
Gross profit	$4,374,238	$11,668,935	$—	$642,609	$16,685,782

	Year ended December 31, 2021
	Solar power project	Electricity	EPC
	development	generation	services	Other	Total
Net revenue	$61,036,228	$17,969,727	$—	$655,837	$79,661,792
Gross profit	$23,867,607	$7,420,366	$—	$136,868	$31,424,841

	Year ended December 31, 2022
	Solar power project	Electricity	EPC
	development	generation	services	Other	Total
Net revenue	$13,753,389	$21,654,175	$24,760,309	$1,122,943	$61,290,816
Gross profit/(loss)	$5,912,822	$10,488,052	$(2,038,138)	$973,129	$15,335,865

The following table summarizes the Company’s revenues generated by the geographic location of customers:

	Years ended December 31,
	2020	2021	2022
China	$16,557,196	$16,901,791	$20,736,852
United States	4,388,241	13,895,115	13,870,048
Canada	15,557,800	—	—
Romania	5,709,713	—	—
UK	655,102	—	1,078,770
Spain	—	2,839,291	(490,466)
France	152,548	96,210	14,025
Poland	10,008,838	24,943,755	24,850,487
Italy	—	—	779,475
Hungary	20,473,445	20,985,630	451,625
Total	$73,502,883	$79,661,792	$61,290,816